Summary of Significant Accounting Policies (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	2 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Cash equivalents held in Trust Account		$ 305,332,346					$ 305,311,303	$ 305,332,346
Net Asset Value Per Share		$ 1.00					$ 1.00	$ 1.00
Federal Deposit Insurance Company coverage		$ 250,000						$ 250,000
Federal Depository Insurance Coverage							$ 250,000
Unrecognized tax benefits		0					0	0
Amounts accrued for the payment of interest and penalties		0					$ 0	0
Income tax expense (benefit)								$ 0
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							23,371,211	23,371,211
Investment income earned in Trust Account		4,611			$ 2,200	$ 2,200	$ 8,293	$ 21,043
Net Income (Loss) Attributable to Parent	$ (10,732)	2,196,268	$ (14,728,902)	$ 9,810,764	(654,632)	(665,364)	(8,766,527)	(2,721,870)
General and administrative expenses		$ 620,994			732,832	743,564	$ 922,064	$ 3,675,107
Classification Of Stock To Temporary Equity Shares							30,530,301
As Previously Reported
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent					$ (654,632)	$ (665,364)	$ (8,766,527)
IPO
Earnings Per Share [Abstract]
General and administrative expenses							677,570
Offering costs charged to stockholder's equity							$ 16,173,600
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Share subject to possible redemption (in shares)		30,530,301					30,530,301	30,530,301
Class A ordinary shares | As Previously Reported
Subsidiary, Sale of Stock [Line Items]
Share subject to possible redemption (in shares)							26,508,694
Public Warrants | Class A ordinary shares
Earnings Per Share [Abstract]
Proceeds allocated to common stock							$ 16,935,163
Private Placement Warrants | Class A ordinary shares
Earnings Per Share [Abstract]
Proceeds allocated to common stock							$ 1,654,167